Document and Entity Information	Mar. 28, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This report on Form 8-K/A is filed in order to correct certain typographical errors contained in the Catheter Precision, Inc. Management’s Discussion and Analysis previously filed as Exhibit 99.3 to the registrant’s report on Form 8-K filed on March 29, 2023. The revised Exhibit 99.3 filed herewith corrects and replaces the previously filed Exhibit 99.3 in its entirety.
Document Period End Date	Mar. 28, 2023
Entity Registrant Name	Ra Medical Systems, Inc.
Entity Central Index Key	0001716621
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-38677
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	38-3661826
Entity Address, Address Line One	1670 Highway 160 West, Suite 205
Entity Address, City or Town	Fort Mill
Entity Address, State or Province	SC
Entity Address, Postal Zip Code	29708
City Area Code	973
Local Phone Number	691-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	RMED
Security Exchange Name	NYSEAMER